Land Use Rights, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Land Use Rights, Net
Amortization expense for land use rights	¥ 5,227	¥ 4,847	¥ 4,847